Quarterly Holdings Report
for
Fidelity Freedom® 2020 Fund
June 30, 2023
F20-NPRT1-0823
1.818361.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $26,291,844)	26,390,000	26,301,747

Domestic Equity Funds - 23.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	13,248,527	137,387,225
Fidelity Series Blue Chip Growth Fund (c)	27,338,268	381,642,226
Fidelity Series Commodity Strategy Fund (c)	1,233,994	119,450,642
Fidelity Series Growth Company Fund (c)	38,956,701	711,349,366
Fidelity Series Intrinsic Opportunities Fund (c)	11,387,172	140,176,086
Fidelity Series Large Cap Stock Fund (c)	35,087,443	663,152,670
Fidelity Series Large Cap Value Index Fund (c)	14,327,947	207,325,391
Fidelity Series Opportunistic Insights Fund (c)	24,618,517	422,699,930
Fidelity Series Small Cap Core Fund (c)	117,992	1,211,779
Fidelity Series Small Cap Discovery Fund (c)	5,533,783	59,930,867
Fidelity Series Small Cap Opportunities Fund (c)	15,544,920	200,218,569
Fidelity Series Stock Selector Large Cap Value Fund (c)	36,780,331	462,696,559
Fidelity Series Value Discovery Fund (c)	27,927,330	413,883,036
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,779,972,815)		3,921,124,346

International Equity Funds - 24.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	18,479,784	263,521,723
Fidelity Series Emerging Markets Fund (c)	23,863,912	198,309,106
Fidelity Series Emerging Markets Opportunities Fund (c)	75,277,770	1,275,958,198
Fidelity Series International Growth Fund (c)	42,572,251	699,462,089
Fidelity Series International Small Cap Fund (c)	11,764,101	190,931,357
Fidelity Series International Value Fund (c)	63,207,425	699,074,124
Fidelity Series Overseas Fund (c)	55,799,359	699,723,962
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,120,258,300)		4,026,980,559

Bond Funds - 48.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	49,412,740	465,962,135
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	166,112,825	1,312,291,315
Fidelity Series Emerging Markets Debt Fund (c)	11,346,807	83,966,369
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	3,000,578	28,205,434
Fidelity Series Floating Rate High Income Fund (c)	1,784,216	15,986,571
Fidelity Series High Income Fund (c)	10,284,885	84,233,205
Fidelity Series International Credit Fund (c)	2,302,058	17,748,868
Fidelity Series International Developed Markets Bond Index Fund (c)	73,384,301	629,637,300
Fidelity Series Investment Grade Bond Fund (c)	465,033,646	4,627,084,784
Fidelity Series Long-Term Treasury Bond Index Fund (c)	120,740,992	726,860,774
Fidelity Series Real Estate Income Fund (c)	2,403,521	23,025,734
TOTAL BOND FUNDS (Cost $9,248,411,479)		8,015,002,489

Short-Term Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	20,940,780	20,944,968
Fidelity Series Government Money Market Fund 5.17% (c)(e)	423,356,630	423,356,630
Fidelity Series Short-Term Credit Fund (c)	3,574,206	34,348,123
TOTAL SHORT-TERM FUNDS (Cost $479,760,354)		478,649,721

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $15,654,694,792)	16,468,058,862
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,902,775)
NET ASSETS - 100.0%	16,465,156,087

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,281	Sep 2023	368,343,516	(6,380,012)	(6,380,012)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,740	Sep 2023	400,530,625	(6,079,866)	(6,079,866)

TOTAL PURCHASED					(12,459,878)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	552	Sep 2023	123,875,700	(2,577,649)	(2,577,649)
ICE MSCI EAFE Index Contracts (United States)	827	Sep 2023	89,129,925	(661,451)	(661,451)
ICE MSCI Emerging Markets Index Contracts (United States)	3,004	Sep 2023	149,884,580	1,483,247	1,483,247

TOTAL SOLD					(1,755,853)

TOTAL FUTURES CONTRACTS					(14,215,731)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $21,877,592.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	30,416,882	113,915,071	123,386,985	380,189	-	-	20,944,968	0.1%
Total	30,416,882	113,915,071	123,386,985	380,189	-	-	20,944,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	423,883,190	64,117,761	19,201,649	-	853	(2,838,020)	465,962,135
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,382,190,429	22,604,710	63,982,711	197,788	(11,581,071)	(16,940,042)	1,312,291,315
Fidelity Series All-Sector Equity Fund	142,707,718	2,902	18,477,880	-	(171,744)	13,326,229	137,387,225
Fidelity Series Blue Chip Growth Fund	393,035,629	170,025	71,964,226	-	7,265,056	53,135,742	381,642,226
Fidelity Series Canada Fund	272,845,603	4,109,954	23,688,486	-	5,335,686	4,918,966	263,521,723
Fidelity Series Commodity Strategy Fund	116,312,837	11,493,346	5,551,961	-	(2,164,940)	(638,640)	119,450,642
Fidelity Series Emerging Markets Debt Fund	85,913,480	1,521,475	4,013,413	1,274,582	(1,105,452)	1,650,279	83,966,369
Fidelity Series Emerging Markets Debt Local Currency Fund	29,108,941	588	1,738,452	-	(177,625)	1,011,982	28,205,434
Fidelity Series Emerging Markets Fund	191,623,522	3,518,519	529,202	-	94,659	3,601,608	198,309,106
Fidelity Series Emerging Markets Opportunities Fund	1,314,225,825	-	75,101,711	-	1,587,025	35,247,059	1,275,958,198
Fidelity Series Floating Rate High Income Fund	16,264,188	359,482	797,349	359,123	(63,052)	223,302	15,986,571
Fidelity Series Government Money Market Fund 5.17%	387,817,577	68,443,084	32,904,031	4,914,970	-	-	423,356,630
Fidelity Series Growth Company Fund	733,243,680	14,871	125,326,983	-	(1,444,840)	104,862,638	711,349,366
Fidelity Series High Income Fund	87,149,955	1,291,777	4,302,732	1,289,865	(484,667)	578,872	84,233,205
Fidelity Series International Credit Fund	17,822,706	135,158	47,434	135,159	(61)	(161,501)	17,748,868
Fidelity Series International Developed Markets Bond Index Fund	656,249,988	13,010,248	31,231,227	9,204,779	(4,679,924)	(3,711,785)	629,637,300
Fidelity Series International Growth Fund	720,955,038	14,797	49,687,718	-	18,183,995	9,995,977	699,462,089
Fidelity Series International Small Cap Fund	198,719,737	4,045	10,516,845	-	3,131,404	(406,984)	190,931,357
Fidelity Series International Value Fund	717,174,110	8,609,555	56,136,982	-	7,425,606	22,001,835	699,074,124
Fidelity Series Intrinsic Opportunities Fund	142,129,392	5,986,864	13,896,493	-	1,194,975	4,761,348	140,176,086
Fidelity Series Investment Grade Bond Fund	4,726,680,910	170,821,346	205,405,708	45,699,106	(11,128,938)	(53,882,826)	4,627,084,784
Fidelity Series Large Cap Stock Fund	688,564,729	14,064	71,769,766	-	22,123,861	24,219,782	663,152,670
Fidelity Series Large Cap Value Index Fund	215,778,438	2,840,174	19,938,633	-	3,300,876	5,344,536	207,325,391
Fidelity Series Long-Term Treasury Bond Index Fund	756,790,231	25,985,635	32,951,325	5,502,282	(8,470,520)	(14,493,247)	726,860,774
Fidelity Series Opportunistic Insights Fund	437,021,791	8,915	55,855,667	-	227,511	41,297,380	422,699,930
Fidelity Series Overseas Fund	720,249,873	14,797	52,111,189	-	10,172,749	21,397,732	699,723,962
Fidelity Series Real Estate Income Fund	30,475,653	434,839	8,093,934	433,310	(409,650)	618,826	23,025,734
Fidelity Series Short-Term Credit Fund	38,383,746	248,346	4,142,645	246,519	(67,223)	(74,101)	34,348,123
Fidelity Series Small Cap Core Fund	-	1,219,699	61,976	709	(1,379)	55,435	1,211,779
Fidelity Series Small Cap Discovery Fund	62,868,414	1,718,780	7,117,662	135,338	288,453	2,172,882	59,930,867
Fidelity Series Small Cap Opportunities Fund	211,247,585	1,251,313	22,754,972	-	3,285,193	7,189,450	200,218,569
Fidelity Series Stock Selector Large Cap Value Fund	480,795,862	4,197,737	43,272,596	-	4,157,254	16,818,302	462,696,559
Fidelity Series Value Discovery Fund	429,005,330	6,969,891	34,605,794	-	280,133	12,233,476	413,883,036
	16,827,236,107	421,134,697	1,167,179,352	69,393,530	46,104,203	293,516,492	16,420,812,147

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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